Restructuring Expense	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring Expense
RESTRUCTURING EXPENSE

During 2015 and 2016, we initiated and implemented certain organizational changes to simplify our corporate structure, improve our operational efficiencies and implement a strategy for sustainable, long-term stockholder value creation through financially disciplined development, construction, operation and investment.  These organizational initiatives were completed as of the first quarter of 2017. As a result of these efforts, we recorded $6 million, $61 million and $61 million during the years ended December 31, 2017, 2016 and 2015, respectively, of restructuring charges and other costs associated with restructuring and operational efficiency initiatives for which the majority of these charges required cash expenditure. Included in these amounts were $3 million, $47 million and $58 million for share-based compensation during the years ended December 31, 2017, 2016 and 2015, respectively.  All charges were recorded within the line item entitled “restructuring expense” on our Consolidated Statements of Operations and substantially all related to severance and other employee-related costs. As of December 31, 2016, we had $6 million of accrued restructuring charges and other costs that were recorded as part of accrued liabilities on our Consolidated Balance Sheets.